As filed with the Securities  and Exchange Commission on or about December 27,
2001

     Securities Act Registration No. 33-66838 Investment Company Act Registration No. 811-7930


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER THE SECURITIES ACT OF 1933               [   ]
        Pre-Effective Amendment No.                                     [   ]
        Post-Effective  Amendment No. 18                                [ X ]

                                         and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940 [   ]
     Amendment No. 19                                                   [ X ]
                        (Check appropriate box or boxes)

                     STRONG HIGH-YIELD MUNICIPAL BOND FUND, INC.
                     (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                          53051
(Address of Principal Executive Offices)                             (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400
                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


         It  is  proposed  that  this  filing  will  become   effective   (check
         appropriate box).

      [ X ]  immediately  upon filing  pursuant to paragraph (b)of Rule 485
      [   ]  on (date) pursuant to paragraph (b) of Rule 485
      [   ]  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485
      [   ]  75 days after filing pursuant to paragraph  (a)(2) of Rule 485
      [   ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 27th day of December, 2001.

                                     STRONG HIGH-YIELD MUNICIPAL BOND FUND, INC.
                                     (Registrant)


                           By: /s/ Richard W. Smirl
                          ------------------------------------------------------
                           Richard W. Smirl, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                              DATED

                                                                                                      AS OF



                                                   Chairman of the Board (Principal Executive
                                                   Officer) and a Director                         December 27, 2001
-----------------------------------------------
Richard S. Strong*

                                                   Treasurer (Principal Financial and
/s/ John W. Widmer                                 Accounting Officer)                             December 27, 2001
-----------------------------------------------
John W. Widmer


                                                   Director                                        December 27, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                   Director                                        December 27, 2001
-----------------------------------------------
Willie D. Davis*


                                                   Director                                        December 27, 2001
-----------------------------------------------
William F. Vogt*


                                                   Director                                        December 27, 2001
-----------------------------------------------
Stanley Kritzik*


                                                   Director                                        December 27, 2001
-----------------------------------------------
Neal Malicky*


     * Gilbert L.  Southwell  III signs this  document  pursuant to the power of
     attorney   filed  with  this   Post-Effective   Amendment  No.  18  to  the
     Registration Statement on Form N-1A.

                                            By:  /s/ Gilbert L. Southwell III
                                          -------------------------------------
                                                    Gilbert L. Southwell III

                                  EXHIBIT INDEX

                                                                                                         EDGAR
EXHIBIT NO.                                           EXHIBIT                                         EXHIBIT NO.
-----------                                           -------                                         -----------

(a.2)                  Amendment to Articles of Incorporation effective October 18, 2001                EX-99.a2
(h)                    Transfer and Dividend Disbursing Agent Agreement                                 EX-99.h
(h.1)                  Investor Class Shares Administration Agreement                                   EX-99.h1
(n)                    Amended and Restated Rule 18f-3 Multiple Class Plan                              EX-99.n
(q)                    Power of Attorney dated December 27, 2001                                        EX-99.q
